Non-financial Assets and Liabilities (Tables)	3 Months Ended
Sep. 30, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets
b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2019
Opening net book amount	134,453	1,770	427,779	20,604	584,606
Additions	—	100	—	—	100
Exchange differences	—	(4)	—	1	(3)
Amortization charge	—	(122)	—	(1,455)	(1,577)
Closing net book amount	134,453	1,744	427,779	19,150	583,126

As of June 30, 2019
Cost	134,453	2,822	489,698	23,999	650,972
Accumulated amortization	—	(1,078)	—	(4,849)	(5,927)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,744	427,779	19,150	583,126

Three Months Ended September 30, 2019
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Exchange differences	—	(1)	—	—	(1)
Amortization charge	—	(31)	—	(363)	(394)
Closing net book amount	134,453	1,712	427,779	18,787	582,731

As of September 30, 2019
Cost	134,453	2,803	489,698	23,999	650,953
Accumulated amortization	—	(1,091)	—	(5,212)	(6,303)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,712	427,779	18,787	582,731

Summary of Deferred Tax Balances

(i) Deferred tax balances

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	63,162	61,742
Other temporary differences	4,292	3,687
Total deferred tax assets	67,454	65,429

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	76,649	76,553
Total deferred tax liabilities	76,649	76,553
Net deferred tax liabilities	9,195	11,124

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	67,454	65,429

Deferred tax liabilities expected to be settled within 12 months	99	99
Deferred tax liabilities expected to be settled after 12 months	76,550	76,454

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2018	(55,904)	(669)	76,652	20,079
Charged/(credited) to:
- profit or loss	(5,838)	(3,018)	(99)	(8,955)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(1,420)	(605)	96	(1,929)
As of September 30, 2019	(63,162)	(4,292)	76,649	9,195

(1)	Deferred tax assets are netted against deferred tax liabilities

Schedule of Deferred Consideration

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Opening balance	10,000	—
Up-front milestone receivable recognized during the period	—	20,000
Amount recognized as revenue in the period	—	(10,000)
Balance as of the end of the period	10,000	10,000